                         AMENDED AND RESTATED SUPPLEMENT
                              DATED August 22, 2008
                                     TO THE
                 CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS
           CLASS R3, CLASS R4, CLASS R5 AND CLASS Y SHARES PROSPECTUS
                            CLASS Y SHARES PROSPECTUS
                            EACH DATED MARCH 1, 2008
         FOR THE HARTFORD MUTUAL FUNDS (COLLECTIVELY THE "PROSPECTUSES")

REORGANIZATION OF THE HARTFORD RETIREMENT INCOME FUND WITH AND INTO THE HARTFORD
                          CONSERVATIVE ALLOCATION FUND

On August 6, 2008, the Board of Directors of The Hartford Mutual Funds, Inc. ("Company") approved a Form of Agreement and Plan of Reorganization ("Reorganization Agreement") that provides for the reorganization of a series of the Company, The Hartford Retirement Income Fund, into another series of the Company, The Hartford Conservative Allocation Fund ("Reorganization"). The Reorganization does not require shareholder approval.

Effective as of the close of business on November 28, 2008, in anticipation of the Reorganization, shares of Classes A, B, C, Y, R3, R4, and R5 of The Hartford Retirement Income Fund will no longer be sold to new investors or existing shareholders (except through reinvested dividends) or be eligible for exchanges from other Hartford Mutual Funds. In addition, effective as of the close of business on August 15, 2008, Class Y of the Hartford Retirement Income Fund will be closed to all new accounts.

The Board, including all of the Directors who are not "interested persons" of the Company (as that term is defined in the Investment Company Act of 1940, as amended) ("Independent Directors"), carefully considered the proposed Reorganization and have determined that the proposed Reorganization (1) is in the best interests of The Hartford Retirement Income Fund and The Hartford Conservative Allocation Fund (each a "Fund") and (2) would not result in a dilution of the interests of shareholders of either Fund. The Board further determined that the Reorganization will provide shareholders of The Retirement Income Fund with (a) a comparable investment and (b) the enhanced potential to realize economies of scale.

The Reorganization is expected to occur on or about February 28, 2009 or on such later date as the officers of the Company determine ("Closing Date"). As of the close of business on the Closing Date, pursuant to the Reorganization Agreement, each holder of Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares of The Hartford Retirement Income Fund will become the owner of the number of corresponding full and fractional shares of The Hartford Conservative Allocation Fund having an equal aggregate value.

No sales load, commission or other transactional fee will be imposed as a result of the Reorganization. The Funds' investment adviser, HIFSCO, has agreed to bear all of the expenses incurred in connection with the Reorganization, except for any brokerage fees and brokerage expenses associated with the Reorganization. In addition, the closing of the Reorganization is conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Reorganization will qualify as a tax-free reorganization for federal income tax purposes. As a result, it is anticipated that shareholders will not recognize any gain or loss in connection with the proposed Reorganization.

Shareholders of The Hartford Retirement Income Fund who determine that they do not wish to become shareholders of The Hartford Conservative Allocation Fund may
(1) redeem their shares of The Hartford Retirement Income Fund before the Closing Date or (2) exchange their shares of The Hartford Retirement Income Fund before the Closing Date for shares of another Hartford Mutual Fund by contacting the Company or broker, financial intermediary, or other financial institution. Please note that redemption or an exchange of shares of The Hartford Retirement Income Fund will be a taxable event and a shareholder may recognize a gain or loss in connection with that transaction.

COMPARISON OF THE FUNDS

The following comparison of the Funds is a summary only. In order to better understand the differences between The Hartford Retirement Income Fund's investment policies, strategies and risks and those of The Hartford Conservative Allocation Fund, please refer to the Funds' prospectuses and Statement of Additional Information, which are available free upon request by calling 1-800-843-7824.

The Funds are each diversified series of the Company and share the same Board of Directors. The Funds' fundamental investment policies (those that cannot be changed without the approval of a majority of the outstanding shares of a mutual fund) are identical in all material respects.

INVESTMENT ADVISERS AND OTHER SERVICE PROVIDERS

HIFSCO is as the investment adviser of each Fund. The Hartford Retirement Income Fund and The Hartford Conservative Allocation Fund are each sub-advised by Hartford Investment Management Company ("Hartford Investment Management"), an affiliate of HIFSCO. Each Fund is managed by the same portfolio managers and shares substantially the same investment objective and principal investment strategies. In particular, each Fund seeks to achieve its goal by investing primarily in fixed income funds and generally a smaller allocation in equity funds. Each Fund does this by investing in a combination of other Hartford Mutual Funds -- the Underlying Funds -- as well as certain exchange-traded funds through the implementation of a strategic asset allocation strategy. Hartford Investment Management regularly reviews and adjusts the allocations for each Fund to favor investments in those Underlying Funds that Hartford Investment Management believes will provide the most favorable outlook for achieving each Fund's investment goal. The Funds also have a common transfer agent (Hartford Administrative Services Company) and a common principal underwriter (HIFSCO).

NET ANNUAL FUND OPERATING EXPENSES*

The net annual fund operating expense ratios of each class of each Fund are compared below:

                               THE HARTFORD
             THE HARTFORD      CONSERVATIVE
           RETIREMENT INCOME    ALLOCATION
                FUND**           FUND***
           -----------------   ------------
Class A          1.20%             1.31%
Class B          1.95%             2.10%
Class C          1.95%             2.06%
Class R3         1.60%             1.78%
Class R4         1.30%             1.46%
Class R5         1.00%             1.18%

* The Funds' semi-annual report contains information regarding the operating expenses for each class for the semi-annual period ending 4/30/08 and is available on the Funds' web site at:
     www.hartfordinvestor.com/common/prospectus/mutual_funds/MF_SemiAnnual_
     Report_063008.pdf.

** HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares of The Hartford Retirement Income Fund to 1.20%, 1.95%, 1.95%, 1.60%, 1.30% and 1.00%,
     respectively. But for HIFSCO's contractual agreement to reimburse expenses, total annual operating expenses for Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares of The Hartford Retirement Income Fund would be 5.02%, 5.87%, 5.86%, 5.46%, 5.18% and 4.86%, respectively.

*** HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares of The Hartford Conservative Allocation Fund to 1.35%, 2.10%, 2.10%, 1.78%, 1.48% and 1.18%, respectively. But for HIFSCO's contractual agreement to reimburse expenses, total annual operating expenses for Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares of The Hartford Conservative Allocation Fund would be 1.31%, 2.13%, 2.06%, 1.88%, 1.46% and 1.18%, respectively.

     INVESTMENT STRATEGIES

     As shown in the table below, the Funds have similar investment objectives and principal investment strategies, with The Hartford Conservative Allocation Fund investing a higher portion of its assets in equity funds as it seeks to add long-term capital appreciation to the current income investment objective instead of capital appreciation.

                     THE HARTFORD RETIREMENT INCOME FUND                THE HARTFORD CONSERVATIVE ALLOCATION FUND
             ---------------------------------------------------   ---------------------------------------------------
INVESTMENT   Seeks current income and secondarily, capital         Seeks current income and long-term
OBJECTIVE    preservation.                                         capital appreciation.

PRINCIPAL    The fund seeks its goal through investment in a       The fund seeks its goal through investment in a
INVESTMENT   combination of funds, primarily made up of fixed      combination of funds, primarily made up of fixed
STRATEGIES   income funds, and generally with a smaller            income funds, and generally with a smaller
             allocation to equity funds, designed for investors    allocation to equity funds. The equity fund
             in their retirement years. The fund does this by      allocation is intended to add diversification and
             investing in a diversified combination of other       enhance returns. It does this by investing in a
             Hartford Mutual Funds -- the Underlying Funds -- as   combination of other Hartford Mutual Funds -- the
             well as certain exchange-traded funds ("ETFs")        Underlying Funds --  as well as certain
             through the implementation of a strategic asset       exchange-traded funds ("ETFs") through the
             allocation strategy.                                  implementation of a strategic asset allocation
                                                                   strategy.

             In seeking the fund's investment objective,           In seeking the fund's investment objective,
             Hartford Investment Management's investment           Hartford Investment Management's investment
             strategies include:                                   strategies include:

             -    Allocating the fund's assets among Class Y       -    Allocating the fund's assets among Class Y
                  shares of Underlying Funds based on the fund's        shares of Underlying Funds based on the
                  investment objective and on internally                fund's investment objective and on
                  generated research.                                   internally generated research.

             -    Under normal market conditions, adjusting        -    Under normal market conditions, adjusting
                  the fund's investments in the Underlying              the fund's investments in the Underlying
                  Funds generally to achieve approximately 70%          Funds generally to achieve approximately 60%
                  of assets in fixed income funds and                   of assets in fixed income funds and
                  approximately 30% of assets in equity funds,          approximately 40% of assets in equity funds,
                  although these percentages may vary from              although these percentages may vary from
                  time to time. The fixed income component              time to time. The fixed income component
                  will be comprised of fixed income funds               will be comprised of fixed income funds
                  investing in several asset classes of                 investing in several asset classes of
                  varying credit quality, while the equity              varying credit quality, while the equity
                  component will be comprised of domestic and           component will be comprised of domestic and
                  international equity funds.                           international equity funds.

             -    Regularly reviewing and adjusting the            -    Regularly reviewing and adjusting the
                  allocations to favor investments in those             allocations to favor investments in those
                  Underlying Funds that Hartford Investment             Underlying Funds that Hartford Investment
                  Management believes will provide the most             Management believes will provide the most
                  favorable outlook for achieving the fund's            favorable outlook for achieving the fund's
                  investment goal.                                      investment goal.

             -    Hartford Investment Management may also use      -    Hartford Investment Management may also use
                  various techniques, such as buying and                various techniques, such as buying and
                  selling ETFs, to increase or decrease the             selling ETFs, to increase or decrease the
                  fund's exposure                                       fund's exposure

                     THE HARTFORD RETIREMENT INCOME FUND                THE HARTFORD CONSERVATIVE ALLOCATION FUND
             ---------------------------------------------------   ---------------------------------------------------
                  to changing security prices or other factors          to changing security prices or other factors
                  that affect security values.                          that affect security values.

             The Underlying Funds in which the fund invests use    The Underlying Funds in which the fund invests
             a broad array of investment strategies and            use a broad array of investment strategies and
             securities. The Underlying Funds may invest in many   securities. The Underlying Funds may invest in
             types of instruments, among them common stocks of     many types of instruments, among them common
             companies of many sizes, money market instruments,    stocks of companies of many sizes, corporate
             fixed income instruments of all quality types and     bonds of varying credit quality, money market
             maturities, and other instruments. The fund will      instruments and others. The Underlying Funds may
             invest in Underlying Funds that have a growth,        invest in securities of domestic and/or foreign
             value or blend investment orientation. The            companies. The Underlying Funds may invest in
             Underlying Funds may invest in securities of          debt securities, primarily of U.S. issuers. The
             domestic and/or foreign companies.                    debt securities may include government, corporate
                                                                   and asset-backed securities with a variety of
                                                                   maturities and qualities that range from
                                                                   investment grade to below investment grade, and
                                                                   unrated securities determined to be of comparable
                                                                   quality by Hartford Investment Management. The
                                                                   fund will invest in Underlying Funds that have a
                                                                   growth, value or blend investment orientation.
                                                                   The Underlying Funds may invest primarily in
                                                                   securities of domestic companies.

             The fund intends to be fully invested at all times.   The fund intends to be fully invested at all
             However, the fund, like other mutual funds, may       times. However, the fund, like other mutual
             maintain liquidity reserves for cash awaiting         funds, may maintain liquidity reserves for cash
             investment or held to meet redemptions.               awaiting investment or held to meet redemptions.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.